As filed with the Securities and Exchange Commission March 27, 2017
File Nos. 002-67052 and 811-03023
SECURITIES AND EXCHANGE COMMISSION
 WASHINGTON, DC 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE
 SECURITIES ACT OF 1933
Post-Effective Amendment No. 562
AND
REGISTRATION STATEMENT UNDER THE
 INVESTMENT COMPANY ACT OF 1940
Amendment No. 563
____________________________________________________________________________________________
FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101
 207-347-2000
Stacy Fuller, Esq.
K&L Gates LLP
1601 K Street, N.W.
 Washington, D.C. 20006
Copies to:
Zachary R. Tackett
Atlantic Fund Administration, LLC
Three Canal Plaza
 Portland, ME 04101
____________________________________________________________________________________________
It is proposed that this filing will become effective:
[ ]	immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[ ]	on , pursuant to Rule 485, paragraph (b)(1)
[ ]	60 days after filing pursuant to Rule 485, paragraph (a)(1)
[ ]	on , pursuant to Rule 485, paragraph (a)(1)
[ ]	75 days after filing pursuant to Rule 485, paragraph (a)(2)
[X]	on April 28, 2017, pursuant to Rule 485, paragraph (a)(2)
[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

FORUM FUNDS
CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

Cover Sheet
Contents of Registration Statement
Part A:  The Prospectus for the Absolute Mohican Convertible Arbitrage Fund is incorporated herein by reference to Post-Effective Amendment No. 559 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on January 13, 2017, accession number 0001435109-17-000021 ("PEA No. 559").
Part B:  The Statement of Additional Information for Absolute Capital Opportunities Fund is incorporated herein by reference to PEA No. 559.
Part C:  Incorporated herein by reference to PEA No. 559.
Signature Page

Explanatory Note
This Post-Effective Amendment No. 562 to the Registrant's Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the "1933 Act"), solely for the purpose of delaying, until April 28, 2017, the effectiveness of the registration statement for the Absolute Mohican Convertible Arbitrage Fund, filed in Post-Effective Amendment No. 559 on January 13, 2017, pursuant to paragraph (a) of Rule 485 of the 1933 Act.  No other series of the Registrant is affected by the filing.

SIGNATURES

Pursuant to the requirement of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has met all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act of 1933 and that is has duly caused this amendment to its registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portland, and State of Maine on March 27, 2017.

Forum Funds

/s/ Jessica Chase
Jessica Chase, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on March 27, 2017.

(a)	Principal Executive Officer

/s/ Jessica Chase
Jessica Chase
Principal Executive Officer

(b)	Principal Financial Officer

/s/ Karen Shaw
Karen Shaw
Principal Financial Officer

(c)	A majority of the Trustees

John Y. Keffer, Trustee*
James C. Cheng, Trustee*
J. Michael Parish, Trustee*
Costas Azariadis, Trustee*
David Tucker, Trustee*

By:	/s/ Zachary R. Tackett
Zachary R. Tackett
As Attorney-in-fact

* Pursuant to powers of attorney previously filed.